Debt - Summary of Debt (Parenthetical) (Detail)		9 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2014 First Lien Credit Agreement [Member]	Dec. 31, 2013 First Lien Credit Agreement [Member]	Dec. 31, 2013 Second Lien Credit Agreement [Member]	Dec. 31, 2013 Second Lien Credit Agreement [Member] London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2013 Term Loan Facility [Member] First Lien Credit Agreement [Member]	Dec. 31, 2013 Term Loan Facility [Member] First Lien Credit Agreement [Member] London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt, frequency of payment						Quarterly
Debt, maturity date		Aug. 28, 2020	Aug. 28, 2020	Feb. 26, 2021		Aug. 28, 2020
Floor rate	1.00%		1.00%	1.00%		1.00%
Debt, variable interest rate					7.75%		3.75%
Debt, average annual interest rate				8.75%		4.75%